Condensed Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Profit (Loss) for the period	R$ 29,064,294	R$ (976,710)	R$ (4,027,661)	R$ (15,679,742)	R$ (10,794,183)
Discontinued operations, net of tax					867,139
Adjustments to reconcile net income to cash provided by operating activities
Loss (gain) on financial instruments	2,505,939	(1,064,603)	(1,115,823)	(5,342,872)	6,408,711
Derivatives financial instruments				5,150,478	(5,795,744)
Depreciation and amortization	4,431,491	4,303,510	5,881,302	6,310,619	6,195,039
Fair-value of available-for-sale securities	(711,650)	662,041	267,008	1,090,295	447,737
Provision for bad debt	938,548	519,224	784,403	729,752	726,944
Provision for contingencies	11,339	656,280	143,517	1,056,410	1,542,831
Provision for pension plans	(117,585)	(156,589)	(197,141)	(198,554)	(107,368)
Impairment (reversal) of assets			46,534	225,512	524,870
Deferred tax expense (benefit)	(84,357)	(801,180)	(1,257,068)	1,532,299	2,598,353
Reorganization items, net	(32,379,577)	491,748	2,371,918	9,005,998
Changes in operating assets and liabilities, net of acquisition:
Accounts receivable	(846,140)	(621,475)	(253,469)	(390,361)	(1,622,343)
Other taxes	(40,127)	337,498	477,164	(618,074)	119,887
Purchase of short-term investments	(746,127)	(459,059)	(601,200)	(1,877,885)	(8,790,093)
Redemption of short-term investments	801,236	656,164	775,456	3,570,453	7,958,169
Trade payables	(1,063,820)	191,798	(374,003)	(585,813)	117,271
Payroll, related taxes and benefits	(184,718)	51,460	(42,727)	(175,690)	(351,128)
Provision for contingencies	(295,233)	(347,143)	(114,336)	(692,001)	(1,079,323)
Net increase in income taxes refundable and payable	(671,963)	420,121	399,182	213,586	154,873
Provision for pension plans			54	(50,000)	(139,325)
Employee and management profit sharing			298,789	84,000
Changes in assets and liabilities held for sale	(248,561)	548,246	701,416	(557,330)	(786,914)
Other	1,888,946	(536,819)	238,443	299,240	265,584
Cash flows provided by (used in) operating activities-continuing operations			4,401,758	3,100,320	(1,539,013)
Cash flows provided by operating activities-discontinued operations					485,342
Net cash generated (used) by operating activities	2,251,935	3,874,512	4,401,758	3,100,320	(1,053,671)
Investing activities
Capital expenditures			(4,344,238)	(3,263,571)	(3,681,484)
Purchases of tangibles and intangibles	(3,884,462)	(3,338,457)
Proceeds from the sale of investments, tangibles and intangibles	15,122	5,144	5,016	6,405	14,996
Cash received for the sale of PT Portugal (Note 25)					17,218,275
Judicial deposits	(669,840)	(132,245)	(425,563)	(1,366,907)	(2,044,796)
Redemption of judicial deposits	836,158	238,336	343,129	706,657	1,039,221
Other					191,546
Cash flows provided by (used in) investing activities-continuing operations			(4,421,656)	(3,917,416)	12,737,758
Cash flows used in investing activities-discontinued operations					(194,739)
Net cash provided by (used in) by in investing activities	(3,703,022)	(3,227,222)	(4,421,656)	(3,917,416)	12,543,019
Financing activities
Borrowings net of costs					7,218,639
Repayment of principal of borrowings, financing and derivatives	(161,884)	(659)	(659)	(6,223,703)	(11,308,213)
Cash impacts on derivatives transactions				443,709	2,704,155
Payments of obligation for licenses and concessions	(161)	(103,119)	(104,449)	(204,779)	(348,545)
Payments of obligation for tax refinancing program	(200,206)	(145,695)	(226,776)	(96,638)	(93,266)
Share buyback		(300,429)	(300,429)
Payment of dividends and interest on capital	(37)	(59,447)	(59,462)	(37,806)	(57,608)
Cash and cash equivalents of investee acquired by merger					20,346
Cash flows used in financing activities-continuing operations			(691,775)	(6,119,217)	(1,864,492)
Cash flows used in financing activities-discontinued operations					(492,194)
Net cash used in financing activities	(362,288)	(609,349)	(691,775)	(6,119,217)	(2,356,686)
Foreign exchange differences on cash and cash equivalents	19,812	7,101	11,106	(398,499)	3,316,195
Net (decrease) increase in cash and cash equivalents	(1,793,563)	45,042	(700,567)	(7,334,812)	12,448,857
Cash and cash equivalents beginning of period	6,862,684	7,563,251	7,563,251	14,898,063	2,449,206
Cash and cash equivalents end of period	5,069,121	7,608,293	6,862,684	7,563,251	14,898,063
Acquisition of Property, Plant and Equipment and Intangible assets (incurring liabilities)	257,678	521,151	1,451,068	1,873,573	568,973
Offset of judicial deposits against provision for contingencies and other payables	762,133	318,462	382,071	1,841,299	374,295
Income taxes paid	(611,094)	(335,019)	(3,927)	(499,228)	(626,703)
Financial charges paid	R$ (14,128)	R$ (1,658)	R$ (506,898)	R$ (2,232,977)	R$ (4,057,529)